Summary of Significant Accounting Policies - Schedule of Class A Ordinary Share subject to Possible Redemption (Details) - Class A Ordinary Shares [Member] - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Schedule of Class A Ordinary Share subject to Possible Redemption [Line Items]
Gross proceeds	$ 250,000,000
Less:
Proceeds allocated to Public Rights	(750,000)
Class A ordinary shares issuance costs	(11,358,489)
Plus:
Remeasurement of carrying value to redemption value	13,864,687	$ 10,479,542
Class A ordinary shares subject to possible redemption	$ 251,756,198	$ 262,235,740